Other Commitments and Contingencies - Various Commitments for Material Contracts (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Schedule Of Commitments And Contingencies [Line Items]
2021	$ 1,606
2022	581
2023	12
Total	2,199
Management Agreement
Schedule Of Commitments And Contingencies [Line Items]
2021	625
Total	625
Other Contracts
Schedule Of Commitments And Contingencies [Line Items]
2021	981
2022	581
2023	12
Total	$ 1,574